Trade Notes and Accounts Receivable - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from the sale of trade notes and accounts receivable	¥ 406	¥ 13,072